Investment in Associate - Schedule of Continuity of the Company's Investment in Associate (Details) - Freedom Carbon Solutions [Member] - DevvStream Corp. [Member] - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Jul. 31, 2025
Schedule of Continuity of the Company's Investment in Associate [Line Items]
Balance		$ 707,989
Investment by the Company			1,220,000
Company’s share of loss	$ (9,221)	(109,398)	(512,011)
Balance	$ 598,591	$ 598,591	$ 707,989